Initial Public Offering (Details) - Common Class A [Member] - $ / shares	Apr. 14, 2021	Mar. 18, 2021	Sep. 30, 2023	Dec. 31, 2022
Initial Public Offering (Details) [Line Items]
Share price (in Dollars per share)			$ 18	$ 11.5
IPO [Member]
Initial Public Offering (Details) [Line Items]
Sale of stock number of shares issued In transaction		30,000,000
Sale of stock price per share (in Dollars per share)		$ 10	31,921,634	$ 31,921,634
Number of shares in a unit		1
Share price (in Dollars per share)		$ 11.5	$ 11.5
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Number of shares in a unit	1
Warrant [Member]
Initial Public Offering (Details) [Line Items]
Sale of stock price per share (in Dollars per share)	$ 10
Number of shares in a unit	1
Number of warrants in a unit	1
Stock issued	1,921,634
Warrant [Member] | IPO [Member]
Initial Public Offering (Details) [Line Items]
Number of warrants in a unit		1